Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - Nonvested - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options
Outstanding non-vested stock options - beginning of year (in shares)	295,984	134,809	76,881
Grants in period (shares)	0	218,223	92,041
Vested (in shares)	(120,787)	(57,048)	(29,768)
Forfeited / expired (in shares)	0	0	(4,345)
Outstanding non-vested stock options - end of year (in shares)	175,197	295,984	134,809
Weighted-Average Grant Date Fair Value
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 8.96	$ 13.30	$ 21.47
Granted (in dollars per share)	0	8.00	9.76
Vested (in dollars per share)	9.93	15.54	23.56
Forfeited / expired (in dollars per share)	0	0	12.45
Outstanding non-vested stock options - end of year (in dollars per share)	$ 8.30	$ 8.96	$ 13.30